Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited - Statements of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2015 CNY (¥)
Other operating income	¥ 8,874	$ 1,347	¥ 4,283	¥ 5,249
Selling, general and administrative expenses	(261,972)	(39,760)	(290,098)	(166,084)
Interest income, net	4,901	744	2,148	1,808
Net (loss) income attributable to ordinary shareholders	172,050	26,113	(36,374)	(40,078)
Other comprehensive loss	(36,494)	(5,539)
Comprehensive (loss) income attributable to ordinary shareholders	135,556	20,574	(36,374)	(40,078)
Bright Scholar Education Holdings Limited
Other operating income	399	61
Selling, general and administrative expenses	(6,734)	(1,022)
Interest income, net	1,822	277
Equity in earnings of subsidiaries	176,563	26,797	(36,374)	(40,078)
Net (loss) income attributable to ordinary shareholders	172,050	26,113	(36,374)	(40,078)
Other comprehensive loss	(36,494)	(5,539)
Comprehensive (loss) income attributable to ordinary shareholders	¥ 135,556	$ 20,574	¥ (36,374)	¥ (40,078)